TRADE AND BILLS RECEIVABLE (Schedule of Trade Receivables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Non-current
Trade receivables from third parties	$ 2,680	¥ 17,033	¥ 35,481
Less: Impairment allowance	1,185	(7,532)	(3,805)
Less: Impairment allowance	(1,185)	7,532	3,805
Total of Non-current trade receivables	1,495	9,501	31,676
Total of Non-current trade receivables	1,495	9,501	31,676
Current
Trade receivables from third parties	8,119	51,608	39,660
Less: Impairment allowance	(1,586)	(10,082)	(9,969)
Total of current trade receivables	6,533	41,526	29,691
Total of current trade receivables	6,533	41,526	29,691
Bills receivable			80
Total	8,028	51,027	61,447
Total	$ 8,028	¥ 51,027	¥ 61,447